Investments in Associates (Tables)	6 Months Ended
Jun. 30, 2018
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Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates

A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2018			2017
Million US dollar	AB InBev Efes	Castel[1]	Efes	Castel[1]	Efes

Balance at 1 January	0	3 480	694	2 793	750
Effect of movements in foreign exchange	0	(87)	(116)	182	—
Acquisitions	1 150	0	0	—	—
Dividends received	0	(18)	0	—	—
Share of results of associates	(2)	76	(27)	91	(10)

Balance at end of period	1 148	3 451	551	3 066	740